Cover	Mar. 01, 2024
Cover [Abstract]
Document Type	8-K
Entity Incorporation, State or Country Code	DE
Entity File Number	1-35195
Entity Tax Identification Number	94-3450907
Entity Address, Address Line One	1735 Hughes Landing Boulevard, Suite 200
Entity Address, City or Town	The Woodlands,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	832
Local Phone Number	365-2257
Title of 12(b) Security	Common Units
Trading Symbol	CCLP
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Registrant Name	CSI Compressco LP
Entity Central Index Key	0001449488
Amendment Flag	false
Document Period End Date	Mar. 01, 2024